Schedule II - Valuation and Qualifying Accounts (Details) (Allowance Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance Accounts
Movement in Valuation Allowances and Reserves
Balance at the beginning of the year	$ 43,740	$ 129,505	$ 58,911
Additions
Amounts Charged Against Operations, net	13,316	8,519	79,346
Acquired Properties	2
Deductions
Uncollectible Accounts Written-off	(4,673)	(93,858)	(8,504)
Disposed Properties	(3,176)	(426)	(248)
Balance at the end of the year	$ 49,209	$ 43,740	$ 129,505